Income Taxes - Schedule of Income Tax Provisions (Benefits) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal					$ 0	$ (1)	$ (60)
State and local					39	23	16
Foreign					61	52	39
Current Income Tax Expense (Benefit)					100	74	(5)
Deferred:
Federal					17	40	(260)
State and local					(18)	(3)	49
Foreign					(17)	(6)	(27)
Deferred Income Tax Expense (Benefit)					(18)	31	(238)
Income tax expense (benefit)	$ 10	$ 40	$ 13	$ 77	$ 82	$ 105	$ (243)